Equity	12 Months Ended
Mar. 31, 2025
Equity [Abstract]
Equity

Note 12 — Equity

Dividend

On February 1, 2025, our board of directors (“Board of Directors”) approved and declared a dividend distribution (“2025 Special Dividend”) of HKD 0.24 (US$0.03) per share, in an aggregate amount of HKD 4,680,000 (US$600,000) to our shareholders. The 2025 Special Dividend was paid in two installments: HKD 2,000,000 (US$256,410) and HKD 2,680,000 (USD 343,590), respectively, on March 10, 2025 and March 26, 2025, respectively.

On December 22, 2023, the Company’s Board of Directors approved and declared a dividend in an amount of HKD 7,830,800 (US$1,000,000) to its shareholders. This amount was paid in three installments: HKD 698,217 (US$89,172) on January 11, 2024, HKD 5,794,200 (US$740,000) on January 16, 2024 and HKD 1,337,583 (US$170,828) on January 17, 2024. The dividend per share was HKD 0.41 (US$0.05).